Document and Entity Information	12 Months Ended
May 13, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 02, 2013
Registrant Name	PROSHARES TRUST
Central Index Key	0001174610
Amendment Flag	false
Document Creation Date	May 02, 2013
Document Effective Date	May 02, 2013
Prospectus Date	May 13, 2013